Average Annual Total Returns{- Fidelity Blue Chip Growth K6 Fund} - 07.31 Fidelity Blue Chip Growth K6 Fund PRO-05 - Fidelity Blue Chip Growth K6 Fund	Fidelity Blue Chip Growth K6 Fund Return Before Taxes Past 1 year	Fidelity Blue Chip Growth K6 Fund Return Before Taxes Since Inception		RS004 Past 1 year	RS004 Since Inception
Total	36.11%	17.39%	[1]	36.39%	17.83%	[1]

[1]	(a) From May 25, 2017